Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables
VAT receivable	$ 64	$ 50
Trade receivables	22
Other receivables	1,413	125
Trade and other receivables	$ 1,499	$ 175